INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Finished goods	$ 333	$ 358
Work in process and raw materials	1,250	1,195
Total inventories	$ 1,583	$ 1,553